IMPACT MANAGEMENT INVESTMENT TRUST

                          IMPACT TOTAL RETURN PORTFOLIO

                               INSTITUTIONAL CLASS

    SUPPLEMENT DATED AUGUST 7, 2002 TO THE PROSPECTUS DATED JANUARY 28, 2002,
                   AS AMENDED ON MAY 3, 2002 AND MAY 31, 2002

================================================================================

          The information in this Supplement amends the corresponding information in the prospectus dated January 28, 2002, as amended on May 3, 2002 and May 31, 2002 of the Impact Total Return Portfolio Institutional Class Shares (the "Prospectus").

     The table of expenses under the heading "Portfolio Expenses" on page 5 of the Prospectus is deleted and replaced in its entirety as set forth below:

"Portfolio Expenses
-------------------

          THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INSTITUTIONAL CLASS SHARES.

Institutional  Class Annual Fund Operating  Expenses (deducted from fund assets)
(1)

     ===========================================================================

     ---------------------------------------------------------------------------
     Management Fees                                                 1.25%
     Distribution (12b-1) Fees                                       0.00%
     Other Expenses(2)                                               0.35%
       Total Annual Fund Operating Expenses                          1.60%
     ---------------------------------------------------------------------------

          1) Brokers which have not entered into a selling dealer agreement with the Portfolio's principal distributor may impose a charge on the purchase of shares. If such a fee is charged, it will be charged directly by the broker, and not by the Portfolio.

          2)   Based on the estimated amount for the current fiscal year."

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                       IMPACT MANAGEMENT INVESTMENT TRUST

                          IMPACT TOTAL RETURN PORTFOLIO

                                 CLASS A SHARES
                                 CLASS F SHARES
                                 CLASS R SHARES
                           INSTITUTIONAL CLASS SHARES

SUPPLEMENT DATED AUGUST 7, 2002 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
                   JANUARY 28, 2002 AS AMENDED ON MAY 3, 2002

================================================================================

          The information in this Supplement amends the corresponding information in the Statement of Additional Information dated January 28, 2002 as amended on May 3, 2002 of the Impact Total Return Portfolio - Class A Shares, Class F Shares, Class R Shares and Institutional Class Shares (the "SAI").

          The information under the heading "Trust Ownership" on page 6 of the SAI is deleted in its entirety and replaced with the following:

"As of January 28, 2002, officers and Trustees of IMIT owned individually and together less than 1% of IMIT's outstanding Shares.

As of January 28, 2002, the following shareholders were known to own of record 5% or more of the class of Shares of the Portfolio as indicated:

CLASS                  NAME AND ADDRESS                               % OF CLASS
-------------------    --------------------------------------------   ----------
Class R Shares:        Charles O. Taylor, IRA                           9.08%
                       111 Caroline Street, Apt. 103
                       Munhall, PA  15120

                       Richard W. Wright                                8.83%
                       636 Monroe Avenue
                       Pittsburgh, PA   15202

                       James A. Lampl, IRA                              7.26%
                       4235 Lampl Road
                       Allison Park, PA   15101

                       Florence A. Anderson, Trustee                    5.53%
                       Florence A. Anderson Trust,  Dated 4/17/97
                       704 Dehaven Court
                       Glenshaw, PA  15116

                       Sara H. Lynn, IRA                                5.21%
                       5630 Paradise Drive
                       New Port Richey, FL 34653

Class A Shares:        Donaldson Lufkin Jenrette                        6.41%
                       Securities Corporation, Inc
                       BIN:  4W8114221
                       P. O. Box 2052
                       Jersey City, NJ  07303-9998

                       NFSC FEBO # CPR-797367                           5.73%
                       Kellean Kai Truesdell Trustee
                       Jansen Irrevocial Trust,  Dated 2/27/97
                       20721 West Pennsylvania Ave
                       Dunnellon, FL  34431

                       NFSC FEBO # 0JR-437921                           5.55%
                       NFS/FMTC IRA
                       FBO Kenneth L. Simpson
                       8400 NW 115th Ave
                       Ocala, FL  34482

Institutional Shares:  Donaldson Lufkin Jenrette                        40.41%
                       Securities Corporation, Inc
                       BIN:  4W8113512
                       P. O. Box 2052
                       Jersey City, NJ  07303-9998

                       Donaldson Lufkin Jenrette                        33.20%
                       Securities Corporation, Inc
                       BIN:  4W8113520
                       P. O. Box 2052
                       Jersey City, NJ  07303-9998

                       Donaldson Lufkin Jenrette                       26.39%"
                       Securities Corporation, Inc
                       BIN:  4W8114239
                       P. O. Box 2052
                       Jersey City, NJ  07303-9998

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